Commitments Contingencies and Concentration Risk - Contingencies (Details) - USD ($)	Nov. 21, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments Contingencies and Concentration Risk
Contingent liabilities for a legal settlement related to compensation disputes by a former employee			$ 0	$ 90,000
Unpaid commitment		$ 382,765	$ 410,233	$ 714,555
Common stock shares agreed to sell	300,000
Price per share	$ 2
Original issue discount	$ 66,667
Principal amount Bridge note exchanged with common stock	$ 600,000